Employee Benefit Plans (Details) - Schedule of allocation of plan assets	10 Months Ended
Dec. 31, 2021
Schedule of allocation of plan assets [Abstract]
Equities	35.13%
Bonds	30.89%
Mortgages	3.83%
Liquidity	2.90%
Real estate	24.37%
Alternative investments	2.88%